Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended
	Feb. 29, 2016	Apr. 19, 2017	Jul. 15, 2017	Sep. 30, 2018	Sep. 30, 2017	Nov. 08, 2016	Dec. 11, 2017	Dec. 11, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Undeclared preferred dividends				$ 27,372
Preferred stock shares outstanding				46,302					46,302	49,504
Common stock shares outstanding				124,706,280					120,386,472	117,131,407
Acquisition of treasury stock, value										$ 818	$ 252
Value of the exchange offer				$ 12					$ 12	12
Amount of tender offer paid in cash					$ (485)				(571)	(9,323)
Payments for tender offer expenses				0	485				571	9,323	$ 0
Shares tendered, nominal value				$ 0					$ 0	$ 0
Percentage of the increase of the preferred dividend rate			0.25%
Dividend rate of preferred stock									2.00%
Dividends undeclared
Dividends cancelled					$ 702				$ 702
Restricted common stock
Number of common stock issued to employees								2,540,000
Forfeited shares of common stock				4,500	0				4,232	2,908
Restricted stock units
Vested stock units				3,333	0				843,332	24,970	16,960
Stock options
Exercised number of shares									0	0	0	143,189	153,556	29,251	130,578	130,577
Restricted stock units granted								1,000,000
Series G | ADS Exchange Offer
Number of shares issued for the exchange offer		360				5,449
Amount of tender offer paid in cash		$ 360
Series H | ADS Exchange Offer
Number of shares issued for the exchange offer		406				18,982
Amount of tender offer paid in cash		$ 406
Series G and Series H
Percentage of the increase of the preferred dividend rate			0.25%
Series G and Series H | ADS Exchange Offer
Tender offer, stocks						7,589,176
Shares exchanged aggregate book value						$ 61,078
Payments for tender offer expenses		485				9,323
Shares tendered, nominal value		1,914
Fair value of stock issued						$ 7,893
Shares tendered, value net of fees		1,843
Series G and Series H | ADS Exchange Offer | Scenario, Previously Reported [Member]
Payments for tender offer expenses		571
Shares tendered, nominal value		1,843
Series G and Series H | Dividends undeclared | ADS Exchange Offer
Dividends cancelled		$ 270
American Depositary Shares - The Series G
Preferred stock shares outstanding				14,191					14,191	14,551
Sale of Stock- Redemption price per share				$ 25					$ 25
Number of shares				2,000,000					2,000,000
Preferred stock liquidation preference				$ 2,500
Preferred Stock, Liquidation Preference Per Share									$ 2,500
Dividend rate of preferred stock				8.75%					8.75%
Preferred Stock Redemption Terms									Each of the shares represents 1/100th of a share of the Series G, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. At any time on or after January 28, 2019, the Series G may be redeemed at the Company's option and at any time on or after July 8, 2019, the Series H may be redeemed at the Company's option (and the American Depositary Shares can be caused to be redeemed), in whole or in part, out of amounts legally available therefore, at a redemption price of $2,500.00 per share (equivalent to $25.00 per American Depositary Share) plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. The Company has accounted for these shares as equity.
American Depositary Shares - The Series H
Preferred stock shares outstanding				28,612					28,612	29,018
Sale of Stock- Redemption price per share				$ 25					$ 25
Number of shares				4,800,000					4,800,000
Preferred stock liquidation preference				$ 2,500
Preferred Stock, Liquidation Preference Per Share									$ 2,500
Dividend rate of preferred stock				8.625%					8.625%
Preferred Stock Redemption Terms									Each of the shares represents 1/100th of a share of the Series G, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. At any time on or after January 28, 2019, the Series G may be redeemed at the Company's option and at any time on or after July 8, 2019, the Series H may be redeemed at the Company's option (and the American Depositary Shares can be caused to be redeemed), in whole or in part, out of amounts legally available therefore, at a redemption price of $2,500.00 per share (equivalent to $25.00 per American Depositary Share) plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. The Company has accounted for these shares as equity.
Convertible preferred stock
Conversion of Stock, Shares converted					(2,436)				2,436
Preferred stock shares outstanding				3,499					3,499	5,935
Sale of Stock- Redemption price per share									$ 14
Preferred stock liquidation preference					$ 10,000				$ 10,000
Preferred Stock, Liquidation Preference Per Share					$ 14
Common Stock
Number of common stock issued to employees							4,320,975
Converted Shares of Common Stock					1,740,000				1,790,150		1,134,000
Acquisition of treasury stock, shares										948,584	199,324
Amount of tender offer paid in cash										$ 1
Tender offer, stocks					625,815				625,815	7,589,176
Conversion of undeclared preferred dividend to common stock					50,150
Common Stock | ADS Exchange Offer
Restricted stock units granted							4,320,975
Tender offer, stocks		625,815
Fair value of stock issued		$ 1,127
Common Stock | First conversion
Converted Shares of Common Stock					1,740,000				1,740,000
Common Stock | Second conversion
Converted Shares of Common Stock									50,150
Fair value of stock issued					$ 84				$ 84
Conversion of undeclared preferred dividend to common stock					50,150
Common Stock | Share Repurchase Program
Share repurchase program, Authorized amount									$ 25,000
Acquisition of treasury stock, shares	1,147,908									948,584
Acquisition of treasury stock, value	$ 1,070									$ 818
Preferred Stock
Conversion of Stock, Shares converted					2,436				2,436		1,134
Number of shares issued for the exchange offer					766				766	24,431
Preferred Stock | Dividends undeclared
Undeclared preferred dividends									$ 19,693
Dividends cancelled									$ 972